DWS S&P 500 Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.69%	11.21%		12.06%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.66%	9.79%		10.85%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.95%	12.76%		13.69%
Performance Inception Date	Feb. 15, 2005
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.36%	12.98%		13.40%
Performance Inception Date	Feb. 15, 2005
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	14.15%	14.59%
Performance Inception Date	Mar. 31, 2017
Class R6 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.79%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	14.09%		14.51%
Performance Inception Date	Aug. 29, 1997